Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 4,390,523	$ 7,361,112